Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of Provisions [line items]
Current	$ 353.2	$ 426.7
Non-current	75.2	112.8
Total provisions	428.4	539.5
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	390.0	519.4
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	11.2	1.7
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 27.2	$ 18.4